UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401 RALEIGH, NORTH CAROLINA			27615
(Address of principal executive offices)			(Zip code)

DAVID B. PERKINS 8540 COLONNADE CENTER DRIVE, SUITE 401 RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of and for the six months ended December 31, 2013

(Unaudited)

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Schedule of Investments	1-6
Statement of Assets, Liabilities and Members’ Capital	7
Statement of Operations	8
Statements of Changes in Members’ Capital	9
Statement of Cash Flows	10
Notes to Financial Statements	11-22
Board of Managers	23-24
Fund Management	25
Other Information	26

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Private Company:

Consumer:

Ooma, Inc. (a),(b)
Palo Alto, California
162,287 shares of Series Alpha Preferred Stock	Oct. 2009	$371,317	$511,959	5.42%

Sonim Technologies, Inc. (a),(b)
San Mateo, California
180,208 shares of Series B Preferred Stock	Nov. 2009	167,180	246,107	2.61%

Sonim Technologies, Inc. (a),(b)
San Mateo, California
440,312 shares of Series A Preferred Stock	Nov. 2012	174,794	601,328	6.36%
Total Consumer		713,291	1,359,394	14.39%

Healthcare:

Clinipace, Inc. (a),(b)
Raleigh, North Carolina
3,816,881 shares of Series C Preferred Stock	Sep. 2011	500,000	824,408	8.73%

Information Technology:

Stoke, Inc. (a),(b)
Santa Clara, California
76,453 shares of Series E Preferred Stock	Nov. 2010	250,001	139,120	1.47%

Medical Technology:

Anulex Technologies, Inc. (a),(b)
Minnetonka, Minnesota
150,000 shares of Series E Preferred Stock	May 2010	150,000	39,000	0.41%

Lineagen, Inc. (b)
Salt Lake City, Utah
12,000 shares of Common Stock	Nov. 2013	—	12,000	0.12%

(continued)

See notes to financial statements.

ONE

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Medical Technology (continued):

Lineagen, Inc. (b)
Salt Lake City, Utah
336,117 shares of Series B Preferred Stock	Nov. 2013	$300,000	$336,117	3.56%

Lineagen, Inc. (b)
Salt Lake City, Utah
150,000 shares of Series C Preferred Stock	Nov. 2013	150,000	150,000	1.59%

Total Medical Technology		600,000	537,117	5.68%

Semiconductor:

GainSpan Corporation (a),(b)
San Jose, California
312,500 shares of Series C Preferred Stock	Sep. 2011	250,000	281,250	2.98%

GainSpan Corporation (a),(b)
San Jose, California
156,292 shares of Series D Preferred Stock	Jun. 2012	140,663	140,663	1.49%

Luxtera, Inc. (a),(b)
Carlsbad, California
2,203,210 shares of Series C Preferred Stock	Apr. 2012	301,413	—	0.00%

Magnum Semiconductor, Inc. (a),(b)
Milpitas, California
134,219 shares of Series E-1 Preferred Stock	Jun. 2010	161,063	18,415	0.19%

Magnum Semiconductor, Inc. (a),(b)
Milpitas, California
Convertible Promissory Note
Principal of $2,207,
8.00%,12/31/2015	Oct. 2013	2,207	2,239	0.02%

(continued)

See notes to financial statements.

TWO

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Semiconductor (continued):

Quantenna Communications, Inc. (a),(b)
Fremont, California
1,893,223 shares of Series D Preferred Stock	Apr. 2010	$150,000	$150,000	1.59%

Quantenna Communications, Inc. (a),(b)
Fremont, California
673,734 shares of Series E Preferred Stock	Oct. 2010	75,000	75,000	0.79%

Quantenna Communications, Inc. (a),(b)
Fremont, California
256,158 shares of Series F-1 Preferred Stock	Nov. 2011	39,084	39,665	0.42%
Total Semiconductor		1,119,430	707,232	7.48%

Software:

Clustrix, Inc. (a),(b)
San Francisco, California
9,667 shares of Common Stock	Dec. 2010	250,001	9,667	0.10%

KnowledgeTree, Inc. (a),(b)
Raleigh, North Carolina
59,695 shares of Series B Preferred Stock	Jun. 2012	250,002	250,002	2.65%

Kontiki, Inc. (a),(b)
Sunnyvale, California
45,670 shares of Common Stock	Jan. 2012	—	22,264	0.24%

Kontiki, Inc. (a),(b)
Sunnyvale, California
333,334 shares of Series B Preferred Stock	Jul. 2010	250,001	130,000	1.38%

(continued)

See notes to financial statements.

THREE

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software (continued):

Kontiki, Inc. (a),(b)
Sunnyvale, California
234,522 shares of Series C Preferred Stock	Jan. 2012	$91,463	$114,329	1.21%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $32,847
8.00%, 12/31/2013	Mar. 2013	32,847	36,964	0.39%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $16,423
8.00%, 12/31/2013	Apr. 2013	16,423	18,219	0.19%

Kontiki, Inc. (b)
Sunnyvale, California
Convertible Promissory Note
Principal of $41,059
8.00%, 12/31/2013	Jun. 2013	41,059	42,854	0.46%

Posit Science Corporation (a),(b)
San Francisco, California
2,415,460 shares of Common Stock	Dec. 2009	200,000	59,848	0.63%

Posit Science Corporation (a),(b)
San Francisco, California
642,85 shares of Series AA Preferred Stock	Sep. 2010	11,893	15,928	0.17%

Sailthru, Inc. (a),(b)
New York, New York
171,141 shares of Series A Preferred Stock	Sep. 2011	299,999	801,248	8.48%

(continued)

See notes to financial statements.

FOUR

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software (continued):

SugarSync, Inc. (a),(b)
San Mateo, California
278,500 shares of Series BB Preferred Stock	Dec. 2009	$150,000	$363,657	3.85%

SugarSync, Inc. (a),(b)
San Mateo, California
579,375 shares of Series CC Preferred Stock	Feb. 2011	350,000	794,480	8.41%

SugarSync, Inc. (a),(b)
San Mateo, California
73,119 shares of Series DD Preferred Stock	Dec. 2011	68,000	124,095	1.31%

SugarSync, Inc. (b)
San Mateo, California
Convertible Promissory Note
Principal of $127,400,
4.00%, 11/15/2013	May 2013	127,400	130,588	1.38%

Univa Corporation (a),(b)
Austin, Texas
939,541 shares of Series I Preferred Stock	Oct. 2010	432,114	536,738	5.68%
Total Software		2,571,202	3,450,881	36.53%

Total Private Company		5,753,924	7,018,152	74.28%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0. 02% (c)		2,450,781	2,450,781	25.94%

Total Short-Term Investments		2,450,781	2,450,781	25.94%

Total Investments (United States)		$8,204,705	$9,468,933	100.22%

Liabilities in Excess of Other Assets			(21,165)	(0.22)%

Members’ Capital			$9,447,768	100.00%

(continued)

See notes to financial statements.

FIVE

(a)  Non-income producing.

(b)  Portfolio holdings are subject to substantial restrictions as to resale.

(c)  The rate shown is the annualized 7-day yield as of December 31, 2013.

The cost and fair value of restricted Private Company Investments are $5,753,924 and $7,018,152, respectively.

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

December 31, 2013

(Unaudited)

Assets
Investments in private companies, at fair value (cost $5,753,924)	$7,018,152
Short-term investments, at fair value (cost $2,450,781)	2,450,781
Receivable for investment sold	57,915
Interest receivable	47
Total assets	$9,526,895
Liabilities and members’ capital
Management fee payable	$37,895
Professional fees payable	30,000
Accounting and administration fees payable	10,000
Custodian fees payable	1,232
Total liabilities	79,127

Members’ capital	9,447,768
Total liabilities and members’ capital	$9,526,895

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(1,713,537)
Accumulated net realized loss on investments	(617,835)
Accumulated net unrealized appreciation on investments	1,264,228
Members’ capital	$9,447,768

Net asset value per unit	$82.38
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

 For the six months ended December 31, 2013

(Unaudited)

Investment income
Interest	$425
Total investment income	425
Operating expenses
Management fee	93,360
Professional fees	37,461
Accounting and administration fees	20,000
Managers’ fees	17,500
Custodian fees	5,400
Other expenses	2,773
Total operating expenses, before management fee waiver	176,494

Management fee waived	11,177
Net expenses	165,317

Net investment loss	(164,892)
Net change in unrealized appreciation on investments
Net unrealized appreciation on investments	1,723,719
Net change in unrealized appreciation on investments	1,723,719
Net increase in members’ capital resulting from operations	$1,558,827

See notes to financial statements.

EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the six months ended December 31, 2013(Unaudited)

  And for the period from September 1, 2012 to June 30, 2013(Audited)

Members’ Capital
Members’ capital, at August 31, 2012	$9,930,054
Net investment loss	(296,552)
Net realized loss on investments in private companies	(617,835)
Net change in unrealized depreciation on investments in private companies	(1,126,726)
Members’ capital, at June 30, 2013	$7,888,941
Net investment loss	(164,892)
Net change in unrealized appreciation on investments in private companies	1,723,719
Members’ capital, at December 31, 2013	$9,447,768

See notes to financial statements.

NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended December 31, 2013

(Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$1,558,827
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(152,207)
Net proceeds on sale of short-term investments	285,767
Net change in unrealized appreciation on investments in private companies	(1,723,719)
Decrease in receivable for investment sold	57,914
Decrease in interest receivable	60
Decrease in management fee payable	(1,748)
Decrease in professional fees payable	(24,387)
Decrease in custodian fees payable	(507)
Net cash used in operating activities	—

Net change in cash	—

Cash at beginning of period	—
Cash at end of period	$—

See notes to financial statements.

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited)

1.              ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC.  The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund.  The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund.  The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies.  The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.              Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.              Cash

Cash, if any, includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts.  At December 31, 2013, the Fund held no cash balances in deposit accounts.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.               Valuation of Portfolio Investments

All portfolio investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.  For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser.  Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following:  projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition.  The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability).  The methods used to estimate the fair value of private companies include:  (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing  recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. These valuation methodologies involve a significant degree of judgment.  Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Short-Term Investments - During period from July 1, 2013 to December 31, 2013, the Fund held its short-term investment in the Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.               Valuation of Portfolio Investments (CONTINUED)

issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•    Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•            Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•            Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair    value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Private Company(1)
Convertible Promissory Notes	$—	$—	$230,864	$230,864
Preferred Stock	—	—	6,683,509	6,683,509
Common Stock	—	—	103,779	103,779
Total Private Company	—	—	7,018,152	7,018,152
Short-Term Investments	2,450,781	—	—	2,450,781
Total	$2,450,781	$-	$7,018,152	$9,468,933

(1) All private companies held in the Fund are Level 3 securities.  For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.               Valuation of Portfolio Investments (CONTINUED)

There were no transfers among Levels 1, 2 and 3 during the six months ended December 31, 2013. Should a transfer between Levels occur, the Fund would recognize the transfer at the beginning of the reporting period following the actual date of the event or change in circumstance that caused the transfer.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2013	$219,413	$4,879,855	$42,958	$5,142,226
Net Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	9,244	1,663,321	51,154	1,723,719
Transfers In/(Out)*	—	(9,667)	9,667	—
Gross Purchases	2,207	150,000	—	152,207
Gross Sales	—	—	—	—
Balance as of December 31, 2013	$230,864	$6,683,509	$103,779	$7,018,152

*Transfers in or out reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $1,723,719.

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of December 31, 2013:

Type of Investment	Fair Value as of December 31, 2013	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$230,864	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	3,616,492	Market Comparable Companies	Forward Revenue Multiple	3.9x	1.5x - 6.5x	Increase
			Discount Rate	27%	15% - 50%	Decrease
	3,028,017	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
	39,000	Liquidating Value	Private Financing	N/A	N/A	N/A

Common Stock	59,848	Market Comparable Companies	Forward Revenue Multiple	3.4x	3.4x	Increase
			Discount Rate	15%	15%	Decrease
	43,931	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Private Company	$7,018,152

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.               Valuation of Portfolio Investments (CONTINUED)

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s bridge financing notes and the convertible promissory notes are the likelihood that cash flows or shares will not be received in the future.  Significant increases in the probability of default for these securities would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities.  If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

d.              Investment Income

Interest income is recorded when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At December 31, 2013, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Investments in short-term investments are recorded on a trade-date basis.  Investments in private companies are recorded on a subscription effective date basis.  Realized gains and losses are determined on a specific identified cost basis.

e.              Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.  Expenses of the Fund include, but are not limited to, the following:  all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

f.                Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of December 31, 2013 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the  six months ended December 31, 2013, the Fund did not incur any interest or penalties.  The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed.  The tax years subject to evaluation by tax authorities are 2010 to 2013.

g.              Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h.              Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period.  Actual results could differ from those estimates.

i.                 Recent Accounting Pronouncement

In June 2013, FASB issued ASU No. 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurements and Disclosure Requirements” (“ASU 2013-08”).  ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

2.              SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

i.                 Recent Accounting Pronouncement (CONTINUED)

interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3.              MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end.  The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the six months ended December 31, 2013 was $93,360.  For the six months ended December 31, 2013, the Adviser waived $11,177 of the management fee.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.  For the  six months ended December 31, 2013, retainers to the Independent Managers totaled $17,500 and are included in the statement of operations under Managers’ fees.

On October 1, 2013, RCS Capital Corporation (the “Company”) and Scotland Acquisition, LLC, a newly formed wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of the Company, entered into an asset purchase agreement with certain principals of the Adviser (the “Sellers”) and David Perkins, as the Sellers’ representative. The purchase will result in a change in control of the Adviser and, therefore, constitute an “assignment” within the meaning of the 1940 Act of the existing advisory agreement between the Adviser and the Fund.  The purchase is expected to close on March 31, 2014.

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

4.              ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost.  For the six months ended December 31, 2013, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.              INVESTMENT TRANSACTIONS

Total purchases of investments in private companies for the six months ended December 31, 2013 amounted to $152,207.  There were no sales of investments in private companies for the six months ended December 31, 2013.  The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of December 31, 2013.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

6.              INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.              COMMITMENTS

As of December 31, 2013, the Fund did not have any outstanding investment commitments to private companies.

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

8.              RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk:  Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans.  Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk:  If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk:  The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

9.              FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total monthly Members’ capital.  The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

NINTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

9.              FINANCIAL HIGHLIGHTS (CONTINUED)

Per Unit Operating Performance:

Net Asset Value, September 1, 2009	$100.00
Income/(loss) from investment operations:
Net investment loss	(4.81)
Net change in unrealized depreciation on investments in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income/(loss) from investment operations:
Net investment loss	(3.36)
Net change in unrealized appreciation on investments in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized depreciation on investments in private companies	(15.21)
Total from investment operations	(17.80)
Net Asset Value, June 30, 2013	$68.79
Income/(loss) from investment operations:
Net investment loss	(1.44)
Net change in unrealized appreciation on investments in private companies	15.03
Total from investment operations	13.59
Net Asset Value, December 31, 2013	$82.38

TWENTY

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONTINUED)

9.                                      FINANCIAL HIGHLIGHTS (CONTINUED)

							For the period
							from
							September 1,
			For the				2009
	For the six		period from				(commencement
	months ended		September 1,		For the years ended		of operations)
	December 31,		2012 to June		August 31,		to August 31,
	2013		30, 2013*		2012	2011	2010
Total return (1)	19.76	%(3)	(20.56	)%(3)	0.05%	(1.55)%	(12.09)%
Members’ capital, end of period (000’s)	$9,448		$7,889		$9,930	$9,925	$10,081
Portfolio turnover	0.00	%(3)	0.00	%(3)	8.00%	0.00%	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(3.79	)%(4)	(3.58	)%(4)	(3.15)%	(3.84)%	(13.76)%
After reimbursement of placement agent fees	(3.79	)%(4)	(3.58	)%(4)	(3.15)%	(3.84)%	(13.34)%
Total expenses (2):
Before reimbursement of placement agent fees	3.80	%(4)	3.62	%(4)	3.29%	3.94%	13.92%
After reimbursement of placement agent fees	3.80	%(4)	3.62	%(4)	3.29%	3.94%	13.50%

* At a Board meeting held on August 23, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to the June 30 effective as of the end of the fiscal year ended August 31, 2012.

(1) Internal rate of return since inception: As of December 31, 2013 was (4.37)%; As of June 30, 2013 was (9.30)%; As of August 31, 2012 was (4.69)%; As of August 31, 2011 was (6.97)%.

(2) Total expenses before and after waiver of the management fee for the period from July 1, 2013 to December 31, 2013 were 4.05% and 3.80%, respectively. Total expenses before and after waiver of the management fee for the period from September 1, 2012 to June 30, 2013 were 3.78% and 3.62%, respectively. Total expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively. Total expenses before and after waiver of the management fee for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively.  There was no management fee waived for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

(3) Not annualized.

(4) Annualized.

TWENTY-ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended December 31, 2013

(Unaudited) (CONCLUDED)

10.                               SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

TWENTY-TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of December 31, 2013, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INTERESTED MANAGER
David B. Perkins(2) July 18, 1962	President and Chairman of the Board of Managers	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	18
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	18
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	18
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	18

(1)  The “Fund Complex” consists of the Fund,  Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

(2)  Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

TWENTY-THREE

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex(1) Overseen by Manager
INDEPENDENT MANAGERS (CONTINUED)
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member	Since 2012	Mr. Breslin is currently a private investor. Mr Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	18
Thomas Mann February 1, 1950	Manager; Audit Committee Member	Since 2012	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	18

(1)  The “Fund Complex” consists of the Fund,  Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

TWENTY-FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of December 31, 2013, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex(1) Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of each fund in the Fund Complex	Since Inception

Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of the Adviser and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each fund in the Fund Complex	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each fund in the Fund Complex	Since Inception

Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.

N/A

(1)  The “Fund Complex” consists of the Fund,  Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

TWENTY-FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

TWENTY-SIX

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

(b)         The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)  under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are
attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,  this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 11, 2014

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 11, 2014

* Print the name and title of each signing officer under his or her signature.